UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/14

Item 1.  Reports to Stockholders.

Chadwick & D’Amato Fund
Ticker Symbol: CDFFX

Semi-Annual Report
October 31, 2014

Investor Information: 1-877-610-1671

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Chadwick & D’Amato Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

Dear Shareholder:

During the six-month period ended October 31, 2014, the Chadwick & D’Amato Fund continued to pursue a disciplined, risk-managed, and historically-informed investment approach focused on the complete market cycle. Throughout much of the reporting period, a “risk-on” speculative dynamic generally held sway over global risk markets, supported by ongoing ultra-loose policies from the world’s major central banks.

Throughout the reporting period, we noted deterioration in global fundamentals. Growth slowed in China, Europe, Japan and in many developing economies. In spite of loose monetary conditions and buoyant markets, major economies including France, Italy and Brazil were in recession. The geopolitical backdrop also worsened. The Ukrainian conflict came to the brink of a full-scale war with Russia. Sanctions between the West and Russia began to have a real economic impact in an already fragile Europe. The Middle East appeared to be sliding into the abyss. Western African countries were stunned by an Ebola outbreak.

From our perspective, the divergence between a deteriorating fundamental backdrop and inflating global securities market bubbles became more extreme. In the face of economic vulnerability, emerging market (EM) stocks and bonds rallied strongly throughout much of the reporting period. The S&P 500 traded to a record high in late-October 2014. Ongoing market exuberance was stoked by the view that global central bankers were willing to do even more to counter heightened economic and deflationary risks. Bullish pundits believed the Federal Reserve (the Fed) would hold short-term rates at zero for longer, the Bank of Japan would stay the course with aggressive quantitative easing (QE) and the Draghi European Central Bank would move aggressively to implement a trillion euro QE program.

Despite ongoing global monetary stimulus, disinflationary forces gained powerful momentum. During the period, the S&P GSCI commodities index declined to the lowest level since 2012 and many commodity prices traded at multi-year lows. The reporting period saw soybeans, wheat, corn, cotton, silver, platinum, and oil decline significantly. The commodity currencies were also under severe selling pressure. Many EM currencies suffered major declines, while the Russian Ruble and Japanese Yen were in free-fall.

Overall, we saw an increasingly destabilizing “king dollar” dynamic take hold. Especially as September 2014 unfolded, sinking commodities prices, faltering EM currencies and a self-reinforcing dollar rally began fostering unsettled markets. EM companies and countries that have accumulated large amounts of external debt were at heightened risk. In the markets, speculators employing leverage confronted heightened market instability. There was a widening of U.S. corporate bond spreads, junk bond underperformance and outflows from high-yield bond and loan funds.

It is our view that years of global central bank post-bubble reflationary policies incentivized the creation of new bubbles. In particular, EM economies added trillions of additional debt, much of it denominated in U.S. dollars. We believe that faltering fundamentals and currency market instability have increased the odds of a problematic bout of speculator de-risking and de-leveraging.

During the reporting period, we saw early indications of market liquidity issues. In particular, hedge fund performance has badly lagged equity returns, increasing the likelihood that faltering markets might incite industry outflows and a self-reinforcing “risk-off” backdrop. And with the notably deteriorating performance of broader equity indices and the high-yield debt market, we see evidence that unsettled global conditions have been transmitted to the U.S. Considering recent extreme market bullishness and speculative excess, the managers see a backdrop conducive to market instability.

There are areas where we remain optimistic. The end of this market cycle will provide a tremendous opportunity to increase market risk, hopefully in an environment where global central banks will not intervene and will let normal market forces work as intended. We remain optimistic regarding technological advances in clean energy

1

and its application, though the sector is not attractive at the moment for new investment. Resource utilization concepts will also garner our attention as dwindling resources will need to be better managed globally.

The Chadwick & D’Amato Fund (the “Fund”) returned +1.79% versus +2.38% for its benchmark, the S&P Target Risk Moderate Index* over the six-months ended October 31, 2014. Our focus has been biased more toward the principal preservation half of the Fund’s objective and as a result we experienced hedging losses throughout the year. We do not feel the artificial nature of monetary policy will end well, and do not want our clients overexposed to some form of end-of-cycle dislocating global event.

Our goal in developing investment policy is to balance the risk/return relationship in a manner that maintains a client’s financial security and presents a high probability of improving financial security over the course of the peak-to-trough investment cycle. There will be a trough.

The Chadwick & D’Amato Fund is unlike most mutual funds in that its shareholders consist solely of clients of Chadwick & D’Amato, LLC. The Fund’s holdings are carefully allocated to represent a complete investment program based on market conditions and global economic environments. The Fund was developed to create greater workflow efficiency, gain access to institutional share classes, reduce total expenses and better navigate through turbulent business cycles.

Historically, patient investors have achieved better results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program. These are the hallmarks of the Chadwick & D’Amato investment philosophy.

We thank you for investing with us, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

Thomas M. Chadwick, CFP®	Anthony J. D’Amato, CFP®
Principal	Principal

*The Standard & Poor’s Target Risk Index Series is comprised of four multi-asset class indices, each corresponding to a particular risk level. The asset class mix is determined once per year through a process designed to reflect the overall opportunity of the markets represented, adjusted for specific risk levels. Each index is fully investable, with varying levels of exposure to equities and fixed income through a family of exchange traded funds (ETFs).

1452-NLD-12/19/2014

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Chadwick & D’Amato Fund

Portfolio Review (Unaudited)

The Fund’s performance figures for the periods ending October 31, 2014, compared to its benchmarks:

Total Returns as of October 31, 2014
		Annualized Since
	Six Months	Inception*

Chadwick & D’Amato Fund	1.79%	7.60%
The Global Dow	1.36%	10.86%
S&P Target Risk Moderate Index	2.38%	7.77%

*	Fund commenced operations on June 25, 2010.

The Global Dow is an equally weighted index which measures the stock performance of 150 of the world’s leading companies. Investors cannot invest directly in an index or benchmark.

The S&P Target Risk Moderate Index is comprised of four multi-asset indices, each corresponding to a particular risk level. The asset class mix is determined once per year through a process designed to reflect the overall opportunity of the markets represented, adjusted for specific risk levels. Each index is composed of investable securities, with varying levels of exposure to equities and fixed income through a family of ETFs. Investors cannot invest directly in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Fund’s total operating expenses as stated in the Fund’s prospectus dated August 18, 2014 are 1.98%. For performance information current to the most recent month-end, please call1 -877-610-1671.

PORTFOLIO COMPOSITION**

Exchange Traded Funds	58.4%	Mutual Funds	7.3%
Large-Cap Growth Funds	27.3%	International Equity	7.3%
Debt Funds	24.2%	Options Purchased	2.7%
Specialty Funds	4.2%	Short-Term Investments	31.6%
Small-Cap Growth Funds	2.7%		100.0%

** Based on Portfolio Market Value as of October 31, 2014

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Chadwick & D’Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 58.5%
	DEBT FUNDS - 24.3%
250,000	PIMCO Enhanced Short Maturity Active ETF	$25,325,000

	LARGE-CAP GROWTH FUNDS - 27.3%
65,000	ProShares UltraPro Dow30 +	8,474,050
96,000	ProShares UltraPro QQQ	8,851,200
90,000	ProShares UltraPro S&P 500	11,199,600
		28,524,850
	SMALL-CAP GROWTH FUNDS - 2.7%
33,000	ProShares UltraPro Russell2000 *	2,870,010

	SPECIALTY FUNDS - 4.2%
100,000	SPDR Dow Jones International Real Estate ETF	4,351,000

	TOTAL EXCHANGE TRADED FUNDS	61,070,860
	(Cost - $40,886,991)

	MUTUAL FUNDS - 7.3%
	INTERNATIONAL EQUITY - 7.3%
282,477	Tweedy Browne Global Value Fund	7,604,284
	TOTAL MUTUAL FUNDS
	(Cost - $7,000,000)

Contracts ^	OPTIONS PURCHASED * - 2.7%
	PUT OPTIONS PURCHASED - 2.7%
	iShares Russell 2000 ETF
3,400	Expiration January 2015, Exercise Price $105.00	384,200
	iShares Russell 2000 ETF
4,100	Expiration January 2015, Exercise Price $110.00	824,100
	iShares Russell 2000 ETF
2,900	Expiration January 2016, Exercise Price $100.00	1,600,800
	TOTAL OPTIONS PURCHASED	2,809,100
	(Cost - $7,081,531)

Shares	SHORT-TERM INVESTMENTS - 31.6%
	MONEY MARKET FUND - 31.6%
33,055,677	Fidelity Institutional Money Market Funds -
	Money Market Portfolio, Class I, 0.04%**	33,055,677
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $33,055,677)

	TOTAL INVESTMENTS - 100.1%
	(Cost - $88,024,199) (a)	$104,539,921
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(129,859)
	NET ASSETS - 100.0%	$104,410,062

ETF - Exchange-Traded Fund

*	Non-Income producing security.

**	Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2014.

^	Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.

+	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this exchange-traded fund.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $87,959,563 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$20,915,072
Unrealized Depreciation:	(4,334,714)
Net Unrealized Appreciation:	$16,580,358

The accompanying notes are an integral part of these financial statements.

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Chadwick & D’Amato Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2014

Assets:
Unaffiliated Investments in Securities at Value (identified cost $82,967,771)	$96,065,871
Affiliated Investments in Securities at Value (identified cost $5,056,428)	8,474,050
Total Investments in Securities at Value (identified cost $88,024,199)	104,539,921
Dividends and Interest Receivable	15,694
Prepaid Expenses and Other Assets	5,812
Total Assets	104,561,427

Liabilities:
Payable for Fund Shares Redeemed	2,209
Accrued Advisory Fees	96,328
Accrued Distribution Fees	26,219
Payable to Other Affiliates	11,002
Accrued Expenses and Other Liabilities	15,607
Total Liabilities	151,365

Net Assets (Unlimited shares of no par value interest authorized/8,770,087 shares outstanding)	$104,410,062

Net Asset Value, Offering and Redemption Price Per Share
($104,410,062 / 8,770,087 shares of beneficial interest outstanding)	$11.91

Composition of Net Assets:
At October 31, 2014, Net Assets consisted of:
Paid-in-Capital	$87,837,518
Accumulated Net Investment Loss	(870,996)
Accumulated Net Realized Gain From Security Transactions	927,818
Net Unrealized Appreciation/(Depreciation) on:
Investments	16,515,722
Net Assets	$104,410,062

The accompanying notes are an integral part of these financial statements.

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Chadwick & D’Amato Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2014

Investment Income:
Unaffiliated Dividend Income	$215,200
Affiliated Dividend Income	19,443
Interest Income	6,665
Total Investment Income	241,308

Expenses:
Investment Advisory fees	519,700
Distribution fees	119,531
Administration fees	49,138
Fund accounting fees	21,328
Transfer agent fees	12,098
Professional Fees	8,067
Audit fees	8,066
Legal fees	7,562
Custody fees	6,050
Trustees fees	6,050
Registration fees	5,042
Printing Fees	5,042
Insurance fees	2,269
Miscellanoues expense	1,008
Total Expenses	770,951
Net Investment Loss	(529,643)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from Security Transactions	1,226,646
Net Change in Unrealized Appreciation (Depreciation) on Investments (including affiliated appreciation of $1,149,850)	1,055,916
Net Realized and Unrealized Gain on Investments	2,282,562
Net Increase in Net Assets Resulting From Operations	$1,752,919

The accompanying notes are an integral part of these financial statements.

6

Chadwick & D’Amato Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	ended	ended
	October 31, 2014	April 30, 2014
	(Unaudited)
Operations:
Net Investment Loss	$(529,643)	$(830,754)
Net Realized Gain (Loss) from Security Transactions	1,226,646	(579,502)
Distributions of Realized Gains from Underlying Investment Companies	—	214,497
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,055,916	8,361,294
Net Increase in Net Assets Resulting From Operations	1,752,919	7,165,535

Distributions to Shareholders From:
Net Realized Gains ($0.00 and $0.67 per share, respectively)	—	(5,647,436)
Total Distributions to Shareholders	—	(5,647,436)

Beneficial Interest Transactions:
Proceeds from Shares Issued	3,715,776	3,375,791
Distributions Reinvested	—	5,647,411
Cost of Shares Redeemed	(1,631,534)	(8,533,160)
Total Beneficial Interest Transactions	2,084,242	490,042

Increase in Net Assets	3,837,161	2,008,141

Net Assets:
Beginning of Period	100,572,901	98,564,760
End of Period (Includes accumulated net investment loss of $(870,996) and $(341,353), respectively)	$104,410,062	$100,572,901

Share Activity:
Shares Issued	311,816	290,145
Shares Reinvested	—	486,845
Shares Redeemed	(137,597)	(732,260)
Net increase in shares of beneficial interest outstanding	174,219	44,730

The accompanying notes are an integral part of these financial statements.

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Chadwick & D’Amato Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year		Year	Year	Period
	Ended		Ended		Ended	Ended	Ended
	October 31, 2014		April 30, 2014		April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.70		$11.53		$10.79	$12.60	$10.00

From Operations:
Net investment income (loss) (a)	(0.06)		(0.10)		(0.04)	(0.06)	0.06
Net gain (loss) from securities (both realized and unrealized)	0.27		0.94		0.78	(1.13)	2.88
Total from operations	0.21		0.84		0.74	(1.19)	2.94

Distributions to shareholders from:
Net investment income	—		—		—	—	(0.11)
Net realized gains	—		(0.67)		—	(0.62)	(0.23)
Total distributions	—		(0.67)		—	(0.62)	(0.34)

Net Asset Value, End of Period	$11.91		$11.70		$11.53	$10.79	$12.60

Total Return (b)	1.79	% (f)	7.36	% (f)	6.86%	(9.09)%	29.56	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$104,410		$100,573		$98,565	$94,569	$108,068
Ratio of expenses to average net assets (d)	1.48	% (c)	1.45%		1.54%	1.49%	1.48	% (c)
Ratio of net investment income (loss) to average net assets (d)(e)	(1.02	)% (c)	(0.83)%		(0.37)%	(0.56)%	0.56	% (c)
Portfolio turnover rate	3	% (f)	149%		188%	207%	85	% (f)

*	The Fund commenced operations on June 25, 2010.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include expenses of investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

8

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2014

1.	ORGANIZATION

The Chadwick & D’Amato Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is capital appreciation with a secondary objective of capital preservation. The Fund commenced operations on June 25, 2010.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based

9

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

10

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2014 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$61,070,860	$—	$—	$61,070,860
Mutual Funds	7,604,284	—	—	7,604,284
Options Purchased	2,809,100			2,809,100
Short-Term Investments	33,055,677	—	—	33,055,677
Total	$104,539,921	$—	$—	$104,539,921

The Fund did not hold any Level 2 or 3 securities during the year.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Exchange Traded Funds (“ETF”) – The Fund may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

11

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2014.

As of October 31, 2014, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $(4,272,431) and $(108,636), respectively. The value of the derivative instruments of $2,809,100 can be found in the Statement of Assets and Liabilities included in Unaffiliated Investments in Securities at Value. The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serves as indicators of the volume of derivative activity for the Fund.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax periods of 2012 or 2013, or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from net investment income and capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Chadwick & D’Amato, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Advisory Fees – Pursuant to an Advisory Agreement between the Trust and the Adviser with respect to the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended October 31, 2014, the Adviser earned advisory fees of $519,700.

12

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities. The Fund is currently paying 0.23% per year of its average daily net assets. For the six months ended October 31, 2014, the Fund incurred distribution fees of $119,531.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for six months ended October 31, 2014 amounted to $1,794,186 and $6,156,024, respectively.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

Fiscal Year Ended
April 30, 2014
Ordinary Income	$—
Long-Term Capital Gain	5,647,436
Return of Capital	—
$5,647,436

There was no distribution for fiscal year ended April 30, 2013.

As of April 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$(704,817)	$15,524,442	$14,819,625

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to mark-to-market on open Section 1256 contracts.

13

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $341,353.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $363,464.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, and adjustments related to partnerships, resulted in reclassification for the year ended April 30, 2014 as follows:

Accumulated
Paid	Accumulated	Net Realized
In	Net Investment	Gains (Loss)
Capital	Income (Loss)	From Security Transactions
$(820,197)	$753,721	$66,476

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Fund at October 31, 2014 are noted in the Fund’s Portfolio of Investments. Transactions during the period with companies which are affiliates are as follows:

		Value - Beginning of			Dividends Credited
CUSIP	Description	Period	Purchases	Sales Proceeds	to Income	Value -End of Period
74347X823	ProShares UltraPro Dow30	$7,324,200	$—	$—	$19,443	$8,474,050

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Funds- Money Market Portfolio (the “Fidelity Money Market Fund”). The Fund may redeem its investment from the Fidelity Money Market Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Fidelity Money Market Fund. The financial statements of the Fidelity Money Market Fund, including the portfolio of investments, can be found at www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2014, the percentage of the Fund’s net assets invested in the Fidelity Money Market Fund was 31.6%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

14

Chadwick & D’Amato Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
October 31, 2014

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning
	Account	Ending Account	Expenses Paid During
	Value	Value	the Period*
	(5/1/14)	(10/31/14)	(5/1/14 to 10/31/14)
Actual	$1,000.00	$1,017.90	$7.53
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.74	$7.53

*	Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.48% multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
15

Chadwick & D’Amato Fund

SUPPLEMENTAL INFORMATION (Unaudited)

October 31, 2014

Chadwick & D’Amato (Chadwick & D’Amato, LLC)

In connection with the regular meeting held on May 20-21, 2014 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement by and among Chadwick & D’Amato, LLC (“Chadwick”) and the Trust, with respect to the Chadwick & D’Amato Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted Chadwick has provided investment management and financial planning services to a limited group of individuals, businesses and municipalities for nearly 14 years, and has approximately $150 million in assets under management, the majority of which is managed through the Fund. The Trustees reviewed the background information of the key investment personnel who are responsible for servicing the Fund and were satisfied with the level of financial industry experience and commitment to personally service the financial needs of clients, which assures that each client receives quality service customized to their individual needs. They considered that Chadwick conducts and performs research and analysis of data collected to create an investment process taking into consideration modern portfolio theory, business cycle analysis, market trends, and macroeconomic factors with a focus on achieving risk constrained growth. The Trustees noted that while not all strategy risks can be eliminated, they were satisfied with Chadwick’s risk mitigation approach of using diversification, hedging techniques, cash, and short term fixed income investments to protect capital in declining markets. With respect to compliance, they noted Chadwick reviews trades for compliance to the investment guidelines and the prospectus, and noted no material compliance or litigation issues during the past year. The Trustees noted the adviser built its reputation by operating as a boutique shop and keeping its clients to a relatively select few, which allows each client, including the Fund, to receive personal service directly from the principals of the adviser. The Trustees were impressed with the adviser’s level of dedication to each client. The Trustees were pleased that the adviser continues to retain the services of an outside compliance consultant. The Trustees concluded that the adviser is positioned well to continue to provide a high level of quality service to the Fund for the benefit of its shareholders.

Performance. The Trustees reviewed the Fund’s performance noting its positive returns over the last one year, 7.75%, and since inception, 8.20%, noting the Fund had outperformed its peer group and Morningstar Tactical Allocation category averages over both periods, while significantly lagging the prospectus benchmark over both periods. They considered that the adviser’s primary concern is protecting against downside risk as opposed to catching all cyclical upside gain, because capital preservation is important to the adviser’s strategy. They further considered that because Chadwick typically manages its clients’ entire investment accounts, a portion of which is invested in the Fund, protection of capital is a reasonable goal and is in line with the objective of the Fund. The Trustees concluded the Fund’s performance was reasonable.

16

Fees and Expenses. The Trustees noted the advisory fee charged to the Fund is 1.00%, which is higher than the average advisory fee charged by peer group funds, 0.67% and is higher than the Tactical Allocation Morningstar Category average of 0.77%. The Trustees noted the Fund’s net expense ratio of 2.03% was higher than the highest fund in its peer group, which averaged 1.55%, and was higher than the Tactical Allocation Morningstar Category average of 1.38%, partially due to the fact that approximately 50 basis points of the expense ratio can be attributed to Acquired Fund Fees and Expenses. The Trustees noted these expenses were cost-effective measures to access specialty products that could otherwise be cost-prohibitive to reproduce. They considered that each of the Fund’s investors is a client of the adviser, and as such, investors receive additional services in connection with their relationship with the Fund and adviser, which may justify a premium. After discussion, the Trustees concluded the advisory fee was not unreasonable.

Economies of Scale. The Trustees noted the absence of breakpoints at this time, but considered, given the size of the Fund and the adviser’s targeted audience and asset levels for the Fund, the absence of breakpoints was not yet a significant concern. They further noted a representative of the adviser indicated a willingness to consider breakpoints once the Fund’s assets reach $200 million. They concluded to monitor the Fund asset levels and discuss breakpoints in the future as economies are realized.

Profitability. The Trustees reviewed the profitability analysis provided by Chadwick. They noted the adviser uses all of the revenue from the advisory fee to operate and pay salaries. They again considered the unique relationship between Chadwick and the Fund’s investors noting the additional benefits shareholders receive from Chadwick. The Trustees concluded the level of profitability was not unreasonable.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded the fee structure is reasonable and approval of the Advisory Agreement is in the best interests of the shareholders of Chadwick.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

17

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
18

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
19

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-610-1671 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-610-1671.

Investment Adviser
Chadwick & D’Amato, LLC
224 Main Street
New London, NH 03257

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

 (a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/15

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/15